Average Annual Total Returns - Inflation Protected Fund	None 1 Year	None 5 Years	None 10 Years	Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.81%	4.70%	3.35%	10.99%	5.08%	3.81%